Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2017
Registrant Name	Allianz Funds Multi-Strategy Trust
Central Index Key	0001423227
Amendment Flag	false
Document Creation Date	Jan. 31, 2018
Document Effective Date	Feb. 01, 2018
Prospectus Date	Feb. 01, 2018
AllianzGI Best Styles Emerging Markets Equity Fund | Class P
Prospectus:
Trading Symbol	ASMPX
AllianzGI Best Styles Emerging Markets Equity Fund | Class R6
Prospectus:
Trading Symbol	ABSTX
AllianzGI Best Styles Emerging Markets Equity Fund | Institutional Class
Prospectus:
Trading Symbol	AEMKX
AllianzGI Best Styles Emerging Markets Equity Fund | Class A
Prospectus:
Trading Symbol	AABSX
AllianzGI Best Styles Emerging Markets Equity Fund | Class C
Prospectus:
Trading Symbol	ACBSX
AllianzGI Best Styles Global Equity Fund | Class R6
Prospectus:
Trading Symbol	AGERX
AllianzGI Best Styles Global Equity Fund | Class A
Prospectus:
Trading Symbol	ALLGX
AllianzGI Best Styles Global Equity Fund | Institutional Class
Prospectus:
Trading Symbol	ALLHX
AllianzGI Best Styles Global Equity Fund | Class P
Prospectus:
Trading Symbol	ALGPX
AllianzGI Best Styles Global Equity Fund | Class C
Prospectus:
Trading Symbol	ABSGX
AllianzGI Best Styles Global Equity Fund | Class T
Prospectus:
Trading Symbol	ALLTX
AllianzGI Best Styles International Equity Fund | Class P
Prospectus:
Trading Symbol	ASQPX
AllianzGI Best Styles International Equity Fund | Class R6
Prospectus:
Trading Symbol	ASESX
AllianzGI Best Styles International Equity Fund | Institutional Class
Prospectus:
Trading Symbol	ASTYX
AllianzGI Best Styles International Equity Fund | Class A
Prospectus:
Trading Symbol	AXABX
AllianzGI Best Styles International Equity Fund | Class C
Prospectus:
Trading Symbol	AXCBX
AllianzGI Best Styles U.S. Equity Fund | Class R6
Prospectus:
Trading Symbol	ALSEX
AllianzGI Best Styles U.S. Equity Fund | Institutional Class
Prospectus:
Trading Symbol	ABTLX
AllianzGI Best Styles U.S. Equity Fund | Class P
Prospectus:
Trading Symbol	ALBPX
AllianzGI Best Styles U.S. Equity Fund | Class A
Prospectus:
Trading Symbol	AABUX
AllianzGI Best Styles U.S. Equity Fund | Class C
Prospectus:
Trading Symbol	ACBUX
AllianzGI Convertible Fund | Class A
Prospectus:
Trading Symbol	ANZAX
AllianzGI Convertible Fund | Class C
Prospectus:
Trading Symbol	ANZCX
AllianzGI Convertible Fund | Class R
Prospectus:
Trading Symbol	ANZRX
AllianzGI Convertible Fund | Institutional Class
Prospectus:
Trading Symbol	ANNPX
AllianzGI Convertible Fund | Class P
Prospectus:
Trading Symbol	ANCMX
AllianzGI Convertible Fund | Administrative Class
Prospectus:
Trading Symbol	ANNAX
AllianzGI Convertible Fund | Class T
Prospectus:
Trading Symbol	ANZTX
AllianzGI Emerging Markets Consumer Fund | Class A
Prospectus:
Trading Symbol	AMMAX
AllianzGI Emerging Markets Consumer Fund | Institutional Class
Prospectus:
Trading Symbol	AERIX
AllianzGI Emerging Markets Consumer Fund | Class T
Prospectus:
Trading Symbol	AMMTX
AllianzGI Emerging Markets Debt Fund | Class A
Prospectus:
Trading Symbol	AGMAX
AllianzGI Emerging Markets Debt Fund | Institutional Class
Prospectus:
Trading Symbol	AGMIX
AllianzGI Emerging Markets Debt Fund | Class C
Prospectus:
Trading Symbol	AGMCX
AllianzGI Emerging Markets Debt Fund | Class P
Prospectus:
Trading Symbol	AGMPX
AllianzGI Emerging Markets Small-Cap Fund | Class A
Prospectus:
Trading Symbol	ALMMX
AllianzGI Emerging Markets Small-Cap Fund | Institutional Class
Prospectus:
Trading Symbol	ALAIX
AllianzGI Europe Equity Dividend Fund | Class A
Prospectus:
Trading Symbol	EEDFX
AllianzGI Europe Equity Dividend Fund | Class C
Prospectus:
Trading Symbol	EEDCX
AllianzGI Europe Equity Dividend Fund | Institutional Class
Prospectus:
Trading Symbol	EEDIX
AllianzGI Europe Equity Dividend Fund | Class P
Prospectus:
Trading Symbol	EEDPX
AllianzGI Global Allocation Fund | Class C
Prospectus:
Trading Symbol	PALCX
AllianzGI Global Allocation Fund | Class P
Prospectus:
Trading Symbol	AGAPX
AllianzGI Global Allocation Fund | Class R
Prospectus:
Trading Symbol	AGARX
AllianzGI Global Allocation Fund | Institutional Class
Prospectus:
Trading Symbol	PALLX
AllianzGI Global Allocation Fund | Administrative Class
Prospectus:
Trading Symbol	AGAMX
AllianzGI Global Allocation Fund | Class A
Prospectus:
Trading Symbol	PALAX
AllianzGI Global Allocation Fund | Class R6
Prospectus:
Trading Symbol	AGASX
AllianzGI Global Allocation Fund | Class T
Prospectus:
Trading Symbol	AGATX
AllianzGI Global Dynamic Allocation Fund | Class A
Prospectus:
Trading Symbol	ASGAX
AllianzGI Global Dynamic Allocation Fund | Class C
Prospectus:
Trading Symbol	ASACX
AllianzGI Global Dynamic Allocation Fund | Class P
Prospectus:
Trading Symbol	AGSPX
AllianzGI Global Dynamic Allocation Fund | Class R
Prospectus:
Trading Symbol	ASFRX
AllianzGI Global Dynamic Allocation Fund | Institutional Class
Prospectus:
Trading Symbol	AGAIX
AllianzGI Global Dynamic Allocation Fund | Administrative Class
Prospectus:
Trading Symbol	AGFAX
AllianzGI Global Dynamic Allocation Fund | Class R6
Prospectus:
Trading Symbol	ADYFX
AllianzGI Global Dynamic Allocation Fund | Class T
Prospectus:
Trading Symbol	ADYTX
AllianzGI Global Fundamental Strategy | Class A
Prospectus:
Trading Symbol	AZDAX
AllianzGI Global Fundamental Strategy | Class C
Prospectus:
Trading Symbol	AZDCX
AllianzGI Global Fundamental Strategy | Institutional Class
Prospectus:
Trading Symbol	AZDIX
AllianzGI Global Fundamental Strategy | Class P
Prospectus:
Trading Symbol	AZDPX
AllianzGI Global High Yield Fund | Institutional Class
Prospectus:
Trading Symbol	AGIHX
AllianzGI Global High Yield Fund | Class P
Prospectus:
Trading Symbol	AGHPX
AllianzGI Global Sustainability Fund | Class A
Prospectus:
Trading Symbol	ASUAX
AllianzGI Global Sustainability Fund | Institutional Class
Prospectus:
Trading Symbol	ASTNX
AllianzGI Global Sustainability Fund | Class P
Prospectus:
Trading Symbol	ASTPX
AllianzGI Global Sustainability Fund | Class T
Prospectus:
Trading Symbol	ASUTX
AllianzGI Global Water Fund | Class A
Prospectus:
Trading Symbol	AWTAX
AllianzGI Global Water Fund | Class C
Prospectus:
Trading Symbol	AWTCX
AllianzGI Global Water Fund | Class P
Prospectus:
Trading Symbol	AWTPX
AllianzGI Global Water Fund | Institutional Class
Prospectus:
Trading Symbol	AWTIX
AllianzGI Global Water Fund | Class T
Prospectus:
Trading Symbol	AWTTX
AllianzGI High Yield Bond Fund | Class R
Prospectus:
Trading Symbol	AYBRX
AllianzGI High Yield Bond Fund | Institutional Class
Prospectus:
Trading Symbol	AYBIX
AllianzGI High Yield Bond Fund | Class P
Prospectus:
Trading Symbol	AYBPX
AllianzGI High Yield Bond Fund | Administrative Class
Prospectus:
Trading Symbol	AYBVX
AllianzGI High Yield Bond Fund | Class A
Prospectus:
Trading Symbol	AYBAX
AllianzGI High Yield Bond Fund | Class C
Prospectus:
Trading Symbol	AYBCX
AllianzGI High Yield Bond Fund | Class T
Prospectus:
Trading Symbol	AYDTX
AllianzGI International Growth Fund | Class A
Prospectus:
Trading Symbol	AIGFX
AllianzGI International Growth Fund | Institutional Class
Prospectus:
Trading Symbol	GLIIX
AllianzGI International Small-Cap Fund | Class A
Prospectus:
Trading Symbol	AOPAX
AllianzGI International Small-Cap Fund | Class C
Prospectus:
Trading Symbol	AOPCX
AllianzGI International Small-Cap Fund | Class R
Prospectus:
Trading Symbol	ALORX
AllianzGI International Small-Cap Fund | Institutional Class
Prospectus:
Trading Symbol	ALOIX
AllianzGI International Small-Cap Fund | Class P
Prospectus:
Trading Symbol	ALOPX
AllianzGI International Small-Cap Fund | Class R6
Prospectus:
Trading Symbol	AIISX
AllianzGI Micro Cap Fund | Institutional Class
Prospectus:
Trading Symbol	AMCIX
AllianzGI Micro Cap Fund | Class P
Prospectus:
Trading Symbol	AAMPX
AllianzGI Micro Cap Fund | Class A
Prospectus:
Trading Symbol	GMCAX
AllianzGI Multi Asset Income Fund | P
Prospectus:
Trading Symbol	AGRPX
AllianzGI Multi Asset Income Fund | R
Prospectus:
Trading Symbol	ASRRX
AllianzGI Multi Asset Income Fund | R6
Prospectus:
Trading Symbol	AVRIX
AllianzGI Multi Asset Income Fund | Administrative
Prospectus:
Trading Symbol	ARAMX
AllianzGI Multi Asset Income Fund | A
Prospectus:
Trading Symbol	AGRAX
AllianzGI Multi Asset Income Fund | C
Prospectus:
Trading Symbol	ARTCX
AllianzGI Multi Asset Income Fund | Class T
Prospectus:
Trading Symbol	AVRTX
AllianzGI Multi Asset Income Fund | Institutional Class
Prospectus:
Trading Symbol	AVRNX
AllianzGI NFJ Emerging Markets Value Fund | Institutional Class
Prospectus:
Trading Symbol	AZMIX
AllianzGI NFJ Emerging Markets Value Fund | Class P
Prospectus:
Trading Symbol	AZMPX
AllianzGI NFJ Emerging Markets Value Fund | Class A
Prospectus:
Trading Symbol	AZMAX
AllianzGI NFJ Emerging Markets Value Fund | Class C
Prospectus:
Trading Symbol	AZMCX
AllianzGI NFJ International Small-Cap Value Fund | Class A
Prospectus:
Trading Symbol	AJVAX
AllianzGI NFJ International Small-Cap Value Fund | Class C
Prospectus:
Trading Symbol	AJVCX
AllianzGI NFJ International Small-Cap Value Fund | Institutional Class
Prospectus:
Trading Symbol	AJVIX
AllianzGI NFJ International Small-Cap Value Fund | Class P
Prospectus:
Trading Symbol	AJVPX
AllianzGI NFJ International Small-Cap Value Fund | Class R6
Prospectus:
Trading Symbol	AJVSX
AllianzGI PerformanceFee Managed Futures Strategy Fund | Institutional Class
Prospectus:
Trading Symbol	APMIX
AllianzGI PerformanceFee Managed Futures Strategy Fund | Class P
Prospectus:
Trading Symbol	APMPX
AllianzGI PerformanceFee Managed Futures Strategy Fund | Class R6
Prospectus:
Trading Symbol	APMRX
AllianzGI PerformanceFee Structured US Equity Fund | Institutional Class
Prospectus:
Trading Symbol	APBIX
AllianzGI PerformanceFee Structured US Equity Fund | Class P
Prospectus:
Trading Symbol	APBPX
AllianzGI PerformanceFee Structured US Equity Fund | Class R6
Prospectus:
Trading Symbol	APBRX
AllianzGI PerformanceFee Structured US Fixed Income Fund | Institutional Class
Prospectus:
Trading Symbol	APKIX
AllianzGI PerformanceFee Structured US Fixed Income Fund | Class P
Prospectus:
Trading Symbol	APKPX
AllianzGI PerformanceFee Structured US Fixed Income Fund | Class R6
Prospectus:
Trading Symbol	APKRX
AllianzGI Real Estate Debt Fund | Institutional Class
Prospectus:
Trading Symbol	ARIEX
AllianzGI Real Estate Debt Fund | Class P
Prospectus:
Trading Symbol	AREPX
AllianzGI Retirement 2020 Fund | A
Prospectus:
Trading Symbol	AGLAX
AllianzGI Retirement 2020 Fund | C
Prospectus:
Trading Symbol	ABSCX
AllianzGI Retirement 2020 Fund | P
Prospectus:
Trading Symbol	AGLPX
AllianzGI Retirement 2020 Fund | R
Prospectus:
Trading Symbol	AGLRX
AllianzGI Retirement 2020 Fund | R6
Prospectus:
Trading Symbol	AGNIX
AllianzGI Retirement 2020 Fund | Administrative
Prospectus:
Trading Symbol	AGLMX
AllianzGI Retirement 2025 Fund | Administrative Class
Prospectus:
Trading Symbol	GVDAX
AllianzGI Retirement 2025 Fund | Class A
Prospectus:
Trading Symbol	GVSAX
AllianzGI Retirement 2025 Fund | Class P
Prospectus:
Trading Symbol	GVSPX
AllianzGI Retirement 2025 Fund | Class R
Prospectus:
Trading Symbol	GVSRX
AllianzGI Retirement 2025 Fund | R6
Prospectus:
Trading Symbol	GVSIX
AllianzGI Retirement 2030 Fund | A
Prospectus:
Trading Symbol	ABLAX
AllianzGI Retirement 2030 Fund | C
Prospectus:
Trading Symbol	ABLCX
AllianzGI Retirement 2030 Fund | P
Prospectus:
Trading Symbol	ABLPX
AllianzGI Retirement 2030 Fund | R
Prospectus:
Trading Symbol	ABLRX
AllianzGI Retirement 2030 Fund | R6
Prospectus:
Trading Symbol	ABLIX
AllianzGI Retirement 2030 Fund | Administrative
Prospectus:
Trading Symbol	ABAMX
AllianzGI Retirement 2035 Fund | Class A
Prospectus:
Trading Symbol	GVRAX
AllianzGI Retirement 2035 Fund | Class P
Prospectus:
Trading Symbol	GVPAX
AllianzGI Retirement 2035 Fund | Class R
Prospectus:
Trading Symbol	GVRRX
AllianzGI Retirement 2035 Fund | R6
Prospectus:
Trading Symbol	GVLIX
AllianzGI Retirement 2035 Fund | Administrative Class
Prospectus:
Trading Symbol	GVLAX
AllianzGI Retirement 2040 Fund | A
Prospectus:
Trading Symbol	AVSAX
AllianzGI Retirement 2040 Fund | C
Prospectus:
Trading Symbol	AVSCX
AllianzGI Retirement 2040 Fund | P
Prospectus:
Trading Symbol	AVSPX
AllianzGI Retirement 2040 Fund | R
Prospectus:
Trading Symbol	AVSRX
AllianzGI Retirement 2040 Fund | R6
Prospectus:
Trading Symbol	AVTIX
AllianzGI Retirement 2040 Fund | Administrative
Prospectus:
Trading Symbol	AVAMX
AllianzGI Retirement 2045 Fund | Class A
Prospectus:
Trading Symbol	GBVAX
AllianzGI Retirement 2045 Fund | Class P
Prospectus:
Trading Symbol	GBVPX
AllianzGI Retirement 2045 Fund | Class R
Prospectus:
Trading Symbol	GBVRX
AllianzGI Retirement 2045 Fund | R6
Prospectus:
Trading Symbol	GBVIX
AllianzGI Retirement 2045 Fund | Administrative Class
Prospectus:
Trading Symbol	GBMAX
AllianzGI Retirement 2050 Fund | A
Prospectus:
Trading Symbol	ASNAX
AllianzGI Retirement 2050 Fund | C
Prospectus:
Trading Symbol	ASNCX
AllianzGI Retirement 2050 Fund | P
Prospectus:
Trading Symbol	ASNPX
AllianzGI Retirement 2050 Fund | R
Prospectus:
Trading Symbol	ASNRX
AllianzGI Retirement 2050 Fund | R6
Prospectus:
Trading Symbol	ASNIX
AllianzGI Retirement 2050 Fund | Administrative
Prospectus:
Trading Symbol	ANAMX
AllianzGI Retirement 2055 Fund | Class A
Prospectus:
Trading Symbol	GLIAX
AllianzGI Retirement 2055 Fund | Class P
Prospectus:
Trading Symbol	GLIPX
AllianzGI Retirement 2055 Fund | Class R
Prospectus:
Trading Symbol	GLLRX
AllianzGI Retirement 2055 Fund | R6
Prospectus:
Trading Symbol	GBLIX
AllianzGI Retirement 2055 Fund | Administrative Class
Prospectus:
Trading Symbol	GLRAX
AllianzGI Short Duration High Income Fund | Class A
Prospectus:
Trading Symbol	ASHAX
AllianzGI Short Duration High Income Fund | Class C
Prospectus:
Trading Symbol	ASHCX
AllianzGI Short Duration High Income Fund | Institutional Class
Prospectus:
Trading Symbol	ASHIX
AllianzGI Short Duration High Income Fund | Class P
Prospectus:
Trading Symbol	ASHPX
AllianzGI Short Duration High Income Fund | Class R6
Prospectus:
Trading Symbol	ASHSX
AllianzGI Short Duration High Income Fund | Class T
Prospectus:
Trading Symbol	ASDTX
AllianzGI Structured Return Fund | Institutional Class
Prospectus:
Trading Symbol	AZIIX
AllianzGI Structured Return Fund | Class P
Prospectus:
Trading Symbol	AZIPX
AllianzGI Structured Return Fund | Class A
Prospectus:
Trading Symbol	AZIAX
AllianzGI Structured Return Fund | Class C
Prospectus:
Trading Symbol	AZICX
AllianzGI Structured Return Fund | Class R6
Prospectus:
Trading Symbol	AZIRX
AllianzGI Structured Return Fund | Class T
Prospectus:
Trading Symbol	AZITX
AllianzGI Ultra Micro Cap Fund | Institutional Class
Prospectus:
Trading Symbol	AUMIX
AllianzGI Ultra Micro Cap Fund | Class P
Prospectus:
Trading Symbol	AAUPX
AllianzGI Ultra Micro Cap Fund | Class A
Prospectus:
Trading Symbol	GUCAX
AllianzGI U.S. Equity Hedged Fund | Class C
Prospectus:
Trading Symbol	AZUCX
AllianzGI U.S. Equity Hedged Fund | Institutional Class
Prospectus:
Trading Symbol	AZUIX
AllianzGI U.S. Equity Hedged Fund | Class P
Prospectus:
Trading Symbol	AZUPX
AllianzGI U.S. Equity Hedged Fund | Class A
Prospectus:
Trading Symbol	AZUAX